Government grants	12 Months Ended
Dec. 31, 2023
Government Grants [Abstract]
Government grants

19. Government grants

The Company received grant allocations under the Alberta Site Rehabilitation Program beginning in 2020. These awards allowed the Company to expand our abandonment activities for wells, pipelines, facilities, and related site reclamation and thus reduce our decommissioning liability. The Company repaid $0.4 million of net grants during 2023 as the government closed and reconciled the program (2022 – $15.7 million utilized).